MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Management Fee, Selling Commission, Platform Fees And Profit Share [Abstract]
Schedule Of Selling Commissions And Platform Fees

For the years ended December 31, 2018 and 2017, there were no Platform Fees and Selling Commissions were as follows:

	Selling Commissions
	2018	2017

Series A Units	$2,935,404	$3,342,675
Series B Units	—	14,936
Series D Units	3,859	62
	$2,939,263	$3,357,673